FINANCING RECEIVABLE (Schedule of Loans Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current financing receivable
Used car financing	$ 9,846	$ 129,018
Other financing	1,243	1,306
Net deferred origination costs	0	0
Financing for installment sales	1,654	2,177
Less allowance for financing receivable	(9,257)	(7,023)
Current financing receivable, net	3,486	125,478
Long-term financing receivable
Used car financing	0	8
Financing for installment sales	0	0
Less allowance for long-term financing receivable	0	(78,485)
Long-term financing receivable, net	$ 0	$ 8